JPMorgan Active Small Cap Value ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.3%
Aerospace & Defense — 1.4%
Cadre Holdings, Inc.	2,847	103,061
Moog, Inc., Class A	780	124,527
		227,588
Automobile Components — 0.6%
Patrick Industries, Inc.	887	105,970
Banks — 14.7%
BancFirst Corp.	827	72,801
Camden National Corp.	3,515	117,823
City Holding Co.	1,093	113,913
Columbia Banking System, Inc.	6,356	122,989
First Busey Corp.	7,680	184,704
First Commonwealth Financial Corp.	8,208	114,255
First Merchants Corp.	3,998	139,530
Heritage Commerce Corp.	14,390	123,466
Independent Bank Corp.	1,787	92,960
Independent Bank Corp.	8,508	215,678
Lakeland Bancorp, Inc.	4,878	59,024
Old National Bancorp	11,079	192,885
Premier Financial Corp.	6,440	130,732
QCR Holdings, Inc.	1,745	105,991
Simmons First National Corp., Class A	4,877	94,906
SouthState Corp.	2,459	209,089
TriCo Bancshares	3,436	126,376
WSFS Financial Corp.	3,881	175,188
		2,392,310
Beverages — 1.3%
Primo Water Corp.	11,604	211,309
Building Products — 4.2%
AZZ, Inc.	2,442	188,791
CSW Industrials, Inc.	718	168,443
Hayward Holdings, Inc. *	9,869	151,094
UFP Industries, Inc.	1,372	168,770
		677,098
Capital Markets — 3.8%
Donnelley Financial Solutions, Inc. *	2,260	140,143
Hamilton Lane, Inc., Class A	1,333	150,309
LPL Financial Holdings, Inc.	555	146,631
Virtus Investment Partners, Inc.	726	180,033
		617,116
Chemicals — 4.5%
Hawkins, Inc.	1,595	122,496
HB Fuller Co.	2,657	211,869
Innospec, Inc.	1,452	187,221

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Quaker Chemical Corp.	434	89,078
Stepan Co.	1,444	130,018
		740,682
Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	499	158,537
Diversified Telecommunication Services — 0.9%
Iridium Communications, Inc.	5,861	153,324
Electric Utilities — 0.6%
Portland General Electric Co.	2,388	100,296
Electronic Equipment, Instruments & Components — 4.2%
Insight Enterprises, Inc. *	464	86,081
Knowles Corp. *	8,381	134,934
Plexus Corp. *	1,152	109,233
TTM Technologies, Inc. *	11,334	177,377
Vishay Intertechnology, Inc.	7,686	174,319
		681,944
Energy Equipment & Services — 3.1%
Cactus, Inc., Class A	1,999	100,130
ChampionX Corp.	6,181	221,836
Noble Corp. plc	1,900	92,131
Weatherford International plc *	766	88,412
		502,509
Financial Services — 2.4%
PennyMac Financial Services, Inc.	1,929	175,713
Radian Group, Inc.	6,396	214,074
		389,787
Food Products — 0.9%
Flowers Foods, Inc.	4,009	95,214
Vital Farms, Inc. *	1,884	43,803
		139,017
Gas Utilities — 2.3%
Chesapeake Utilities Corp.	1,313	140,885
ONE Gas, Inc.	2,470	159,389
Southwest Gas Holdings, Inc.	899	68,441
		368,715
Ground Transportation — 0.9%
Marten Transport Ltd.	8,257	152,589
Health Care Equipment & Supplies — 0.8%
Inmode Ltd. *	1,876	40,540
Utah Medical Products, Inc.	1,224	87,039
		127,579
Health Care Providers & Services — 4.1%
Encompass Health Corp.	3,453	285,149

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Ensign Group, Inc. (The)	1,339	166,598
Patterson Cos., Inc.	7,629	210,942
		662,689
Health Care REITs — 0.9%
CareTrust REIT, Inc.	5,790	141,102
Hotel & Resort REITs — 1.0%
RLJ Lodging Trust	6,843	80,884
Sunstone Hotel Investors, Inc.	7,274	81,033
		161,917
Hotels, Restaurants & Leisure — 1.4%
Bloomin' Brands, Inc.	3,005	86,183
Everi Holdings, Inc. *	8,863	89,073
Jack in the Box, Inc.	722	49,443
		224,699
Household Durables — 2.1%
La-Z-Boy, Inc.	2,449	92,131
M/I Homes, Inc. *	1,118	152,372
Meritage Homes Corp.	525	92,117
		336,620
Industrial REITs — 1.4%
Plymouth Industrial REIT, Inc.	4,469	100,553
Terreno Realty Corp.	1,858	123,371
		223,924
Insurance — 3.5%
Safety Insurance Group, Inc.	2,638	216,817
Selective Insurance Group, Inc.	3,295	359,715
		576,532
Interactive Media & Services — 1.3%
IAC, Inc. *	2,862	152,659
TripAdvisor, Inc. *	2,266	62,972
		215,631
Life Sciences Tools & Services — 0.5%
Fortrea Holdings, Inc. *	2,192	87,987
Machinery — 6.4%
Alamo Group, Inc.	738	168,508
Atmus Filtration Technologies, Inc. *	3,134	101,071
Douglas Dynamics, Inc.	2,551	61,530
Enpro, Inc.	683	115,270
Kadant, Inc.	539	176,846
Mueller Industries, Inc.	2,922	157,583
Toro Co. (The)	1,054	96,578
Watts Water Technologies, Inc., Class A	801	170,253
		1,047,639

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 1.3%
John Wiley & Sons, Inc., Class A	5,754	219,400
Multi-Utilities — 0.8%
Unitil Corp.	2,604	136,319
Office REITs — 1.7%
Equity Commonwealth *	8,384	158,290
Highwoods Properties, Inc.	4,503	117,888
		276,178
Oil, Gas & Consumable Fuels — 5.5%
Chord Energy Corp.	1,227	218,701
CNX Resources Corp. *	4,443	105,388
Equitrans Midstream Corp.	11,394	142,311
Magnolia Oil & Gas Corp., Class A	7,333	190,291
Matador Resources Co.	3,492	233,161
		889,852
Personal Care Products — 1.4%
Edgewell Personal Care Co.	3,678	142,118
Inter Parfums, Inc.	641	90,067
		232,185
Pharmaceuticals — 0.6%
Prestige Consumer Healthcare, Inc. *	1,430	103,761
Professional Services — 1.4%
ASGN, Inc. *	1,224	128,226
Verra Mobility Corp. *	3,759	93,862
		222,088
Residential REITs — 1.2%
American Homes 4 Rent, Class A	2,657	97,725
Centerspace	1,594	91,081
		188,806
Retail REITs — 2.1%
Agree Realty Corp.	3,101	177,129
Kite Realty Group Trust	7,745	167,912
		345,041
Semiconductors & Semiconductor Equipment — 2.2%
Amkor Technology, Inc.	2,227	71,798
Cohu, Inc. *	4,369	145,619
Synaptics, Inc. *	1,464	142,828
		360,245
Specialty Retail — 1.7%
Group 1 Automotive, Inc.	588	171,831
Urban Outfitters, Inc. *	2,614	113,500
		285,331
Textiles, Apparel & Luxury Goods — 3.1%
Carter's, Inc.	1,759	148,952

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Kontoor Brands, Inc.	2,346	141,346
Movado Group, Inc.	2,118	59,156
Steven Madden Ltd.	3,552	150,179
		499,633
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies, Inc.	889	175,622
Beacon Roofing Supply, Inc. *	1,902	186,434
McGrath RentCorp	1,434	176,912
		538,968
Water Utilities — 0.8%
American States Water Co.	1,782	128,732
Total Common Stocks (Cost $14,355,463)		15,851,649
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $441,089)	441,089	441,089
Total Investments — 100.0% (Cost $14,796,552)		16,292,738
Other Assets Less Liabilities — 0.0% ^		6,842
NET ASSETS — 100.0%		16,299,580

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,292,738	$—	$—	$16,292,738

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$106,783	$106,783	$—	$—	$—	—	$1,003	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	278,027	1,577,901	1,414,839	—	—	441,089	441,089	16,005	—
Total	$278,027	$1,684,684	$1,521,622	$—	$—	$441,089		$17,008	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.